INVESTMENTS (SUMMARY OF WEIGHTED AVERAGE LOAN-TO-VALUE RATIO FOR OUTSTANDING MORTGAGE LOANS) (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	$ 1,691.9	$ 1,729.5
Estimate of fair value measurement [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	1,768.9
Collateral	3,025.8
Estimate of fair value measurement [Member] | Less than 60% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	787.4
Collateral	1,694.1
Estimate of fair value measurement [Member] | 60% to 70% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	387.1
Collateral	587.0
Estimate of fair value measurement [Member] | Greater than 70% to 80% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	441.6
Collateral	574.8
Estimate of fair value measurement [Member] | Greater than 80% to 90% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	147.8
Collateral	165.2
Estimate of fair value measurement [Member] | Greater than 90% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	5.0
Collateral	4.7
Carrying value [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	1,691.9
Carrying value [Member] | Less than 60% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	745.8
Carrying value [Member] | 60% to 70% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	376.9
Carrying value [Member] | Greater than 70% to 80% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	425.3
Carrying value [Member] | Greater than 80% to 90% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	139.6
Carrying value [Member] | Greater than 90% [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage loans	$ 4.3
Minimum [Member] | 60% to 70% [Member]
Schedule of Available-for-sale Securities [Line Items]
Outstanding Mortgage Loans, Loan to Value Ratio	0.6
Minimum [Member] | Greater than 70% to 80% [Member]
Schedule of Available-for-sale Securities [Line Items]
Outstanding Mortgage Loans, Loan to Value Ratio	0.7
Minimum [Member] | Greater than 80% to 90% [Member]
Schedule of Available-for-sale Securities [Line Items]
Outstanding Mortgage Loans, Loan to Value Ratio	0.8
Minimum [Member] | Greater than 90% [Member]
Schedule of Available-for-sale Securities [Line Items]
Outstanding Mortgage Loans, Loan to Value Ratio	0.9
Maximum [Member] | Less than 60% [Member]
Schedule of Available-for-sale Securities [Line Items]
Outstanding Mortgage Loans, Loan to Value Ratio	0.6
Maximum [Member] | 60% to 70% [Member]
Schedule of Available-for-sale Securities [Line Items]
Outstanding Mortgage Loans, Loan to Value Ratio	0.7
Maximum [Member] | Greater than 70% to 80% [Member]
Schedule of Available-for-sale Securities [Line Items]
Outstanding Mortgage Loans, Loan to Value Ratio	0.8
Maximum [Member] | Greater than 80% to 90% [Member]
Schedule of Available-for-sale Securities [Line Items]
Outstanding Mortgage Loans, Loan to Value Ratio	0.9